ADVISORSHARES HVAC AND INDUSTRIALS ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.3%

Building Materials – 16.0%
Carrier Global Corp.	875	$52,238
Johnson Controls International PLC	1,010	111,050
Lennox International, Inc.	115	60,876
Modine Manufacturing Co.(a)	475	67,526
SPX Technologies, Inc.(a)	355	66,307
Trane Technologies PLC	315	132,917
Total Building Materials		490,914

Commercial Services – 7.7%
API Group Corp.(a)	2,672	91,837
Willdan Group, Inc.(a)	1,495	144,551
Total Commercial Services		236,388

Electric – 4.1%
AES Corp. (The)	9,615	126,533

Electrical Components & Equipment – 17.4%
AMETEK, Inc.	639	120,132
Eaton Corp. PLC	367	137,350
Generac Holdings, Inc.(a)	675	112,995
Graham Corp.(a)	3,000	164,700
Total Electrical Components & Equipment		535,177

Electronics – 8.3%
Amphenol Corp., Class A	2,075	256,781

Engineering & Construction – 11.2%
Comfort Systems USA, Inc.	315	259,932
Limbach Holdings, Inc.(a)	867	84,203
Total Engineering & Construction		344,135

Environmental Control – 4.6%
Veralto Corp.	1,336	142,431

Machinery - Construction & Mining – 10.2%
GE Vernova, Inc.	214	131,589
Vertiv Holdings Co., Class A	1,197	180,579
Total Machinery - Construction & Mining		312,168

Machinery - Diversified – 6.5%
Gates Industrial Corp. PLC(a)	4,700	116,654
Rockwell Automation, Inc.	236	82,489
Total Machinery - Diversified		199,143

Miscellaneous Manufacturing – 6.0%
Illinois Tool Works, Inc.	437	113,952
Parker-Hannifin Corp.	95	72,024
Total Miscellaneous Manufacturing		185,976

REITS – 2.6%
Digital Realty Trust, Inc.	459	79,352

Retail – 2.7%
Ferguson Enterprises, Inc.	375	84,218

Total Common Stocks (Cost $2,675,487)		2,993,216
Investments	Shares	Value
MONEY MARKET FUND – 1.3%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 4.00%(b) (Cost $41,386)	41,386	$41,386

Total Investments – 98.6% (Cost $2,716,873)		3,034,602
Other Assets in Excess of Liabilities – 1.4%		41,664
Net Assets – 100.0%		$3,076,266

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of September 30, 2025.

ADVISORSHARES HVAC AND INDUSTRIALS ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,993,216	$–	$–	$2,993,216
Money Market Fund	41,386	–	–	41,386
Total	$3,034,602	$–	$–	$3,034,602

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Building Materials	16.0%
Commercial Services	7.7
Electric	4.1
Electrical Components & Equipment	17.4
Electronics	8.3
Engineering & Construction	11.2
Environmental Control	4.6
Machinery - Construction & Mining	10.2
Machinery - Diversified	6.5
Miscellaneous Manufacturing	6.0
REITS	2.6
Retail	2.7
Money Market Fund	1.3
Total Investments	98.6
Other Assets in Excess of Liabilities	1.4
Net Assets	100.0%